Annual Total Returns (Bar Chart) (Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Series I shares, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund | Series I shares, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Annual Total Returns
'01	(1.83%)
'02	(15.97%)
'03	37.14%
'04	16.65%
'05	7.81%
'06	15.69%
'07	1.47%
'08	(40.02%)
'09	45.08%
'10	21.51%